Related Party Transactions - One S.r.l (Details) € in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	$ 64,000		$ 109,000	$ 2,931,000
Founder of One | Consulting Agreement
Related Party Transaction [Line Items]
Expense from related party transaction	100,000	$ 100,000	300,000	200,000
Outstanding accrued expenses and remaining undiscounted payments, related parties	19,000,000		43,000,000	16,000,000
One S.r.l
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	$ 5,800,000		$ 6,100,000	$ 8,500,000	€ 5.0	€ 5.0
Equity interest acquired (as a percent)	10.00%		10.00%	10.00%	10.00%	10.00%
Payments related to acquisition	$ 0	0	$ 3,100,000	$ 4,400,000
One S.r.l | Royalty expense
Related Party Transaction [Line Items]
Expense from related party transaction	$ 200,000	$ 100,000
Payments related to acquisition			$ 100,000